DEBT - Additional Information (Details) kr in Millions	1 Months Ended										3 Months Ended					6 Months Ended	12 Months Ended
	Jan. 31, 2019 USD ($)	Jun. 30, 2017 USD ($)	Feb. 28, 2017	Dec. 31, 2016 USD ($) tanker	Aug. 31, 2016 USD ($)	Jul. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($) vessel Rate	Dec. 31, 2014 USD ($) tranch	Mar. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) vessel Rate shares	Sep. 30, 2018 USD ($) shares	Jun. 30, 2018 USD ($) shares	Mar. 31, 2018 USD ($) shares	Jun. 30, 2017 USD ($) vessel tanker	Dec. 31, 2019 tanker	Dec. 31, 2018 USD ($) vessel tanker Rate shares	Dec. 31, 2018 NOK (kr) vessel tanker Rate shares	Dec. 31, 2017 USD ($) vessel tanker Rate shares	Dec. 31, 2017 NOK (kr) vessel tanker shares	Dec. 31, 2016 USD ($) vessel tanker	Dec. 31, 2015 USD ($) vessel	Jun. 30, 2019 USD ($)	Dec. 31, 2018 NOK (kr) vessel Rate	Dec. 31, 2017 NOK (kr) Rate
Debt Instrument [Line Items]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement												$ 7,631,000						$ 7,631,000		$ 10,312,000
Number of second hand vessels | vessel									2
Number of VLCC vessels | tanker				6																		6
Number of vessels owned, Suezmax tankers				6								16						16				6			16
Secured Debt, Repurchase Agreements												$ 7,700,000	$ 11,900,000	$ 11,400,000	$ 10,400,000			$ 7,700,000		10,300,000					kr 66.9	kr 85.2
Cash required to be maintained for covenant compliance												37,900,000						37,900,000		74,000,000
loan arrangement fees																		10,000		3,500,000
Debt arrangement fees												17,490,000						17,490,000		17,490,000
Accumulated amortization												(7,710,000)						(7,710,000)		(5,230,000)
Deferred finance costs, net												$ 9,780,000						$ 9,780,000		$ 12,260,000
Debt instrument, covenant compliance, cash required to be maintained, percentage | Rate												50.00%						50.00%		100.00%					50.00%	100.00%
LR2 Tanker [Member]
Debt Instrument [Line Items]
Number of tankers delivered | vessel																						6	3
Term loan facility $110.5 million ING [Member]
Debt Instrument [Line Items]
Principal amount		$ 110,500,000														$ 110,500,000				$ 110,500,000
Number of newbuild vessels financed by term loan facility | vessel																2
Senior unsecured facility $275.0 million [Member]
Debt Instrument [Line Items]
Principal amount							$ 275,000,000.0
Debt Instrument, Increase (Decrease), Net																		$ 155,000,000
Debt Instrument, Unused Borrowing Capacity, Amount												$ 89,000,000.0						$ 89,000,000.0
Term loan facility $109.2 million [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net																$ 54,600,000
Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net																165,900,000
Term loan facility $321.6 million [Member]
Debt Instrument [Line Items]
Principal amount		321,600,000														$ 321,600,000
Number of newbuild vessels financed by term loan facility | vessel																8
Term loan facility $110.5 million CS 2 [Member]
Debt Instrument [Line Items]
Principal amount		$ 110,500,000														$ 110,500,000
Number of newbuild vessels financed by term loan facility | vessel																2
Loans Payable [Member] | Term loan facility $110.5 million ING [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net																				55,300,000
Term of debt		18 years
Debt Instrument, Unused Borrowing Capacity, Amount																				$ 55,300,000
Loans Payable [Member] | Term loan facility $110.5 million ING [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate																				1.90%	1.90%
Loans Payable [Member] | Term Loan Facility, $466.5 Million [Member]
Debt Instrument [Line Items]
Principal amount										$ 466,500,000.0
Number of tranches | tranch										10
Maximum borrowing capacity of each tranche										$ 33,000,000.0
Debt Instrument, Loan Margin, Percentage								1.90%		2.05%
Commitment fee percentage								0.82%
Debt Instrument, Increase (Decrease), Net																						$ 192,400,000	$ 99,000,000
Loan repayments																						126,400,000	13,100,000
Loans Payable [Member] | Term Loan Facility, $466.5 Million [Member] | MR tanker [Member]
Debt Instrument [Line Items]
Periodic quarterly payment										$ 400,000
Loans Payable [Member] | Term Loan Facility, $466.5 Million [Member] | LR2 Tanker [Member]
Debt Instrument [Line Items]
Periodic quarterly payment										400,000
Loans Payable [Member] | Term loan facility $136.5 million [Member]
Debt Instrument [Line Items]
Principal amount										$ 136,500,000.0
Loans Payable [Member] | Term Loan Facility, $60.6 Million [Member]
Debt Instrument [Line Items]
Principal amount									$ 60,600,000.0
Periodic quarterly payment									$ 900,000
Term of debt									5 years
Loans Payable [Member] | Term Loan Facility, $60.6 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate | Rate									1.80%
Loans Payable [Member] | Term Loan Facility, $500.1 Million [Member]
Debt Instrument [Line Items]
Principal amount								$ 500,100,000.0															$ 500,100,000.0
Periodic quarterly payment								$ 9,500,000
Loans Payable [Member] | Term Loan Facility, $500.1 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate								1.90%
Loans Payable [Member] | Senior unsecured facility $275.0 million [Member]
Debt Instrument [Line Items]
Principal amount							$ 275,000,000.0													$ 275,000,000.0
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate							6.25%
loan availability period							18 months											12 months	12 months
loan repayable period							18 months
Debt Instrument, Unused Borrowing Capacity, Amount												89,000,000.0						$ 89,000,000.0
Loans Payable [Member] | Term loan facility $109.2 million [Member]
Debt Instrument [Line Items]
Principal amount						$ 109,200,000.0
Term of debt						17 years
Loans Payable [Member] | Term loan facility $109.2 million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate						1.90%
Loans Payable [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Principal amount					$ 328,400,000
Debt Instrument, Increase (Decrease), Net																						109,000,000
Term of debt					18 years
Loans Payable [Member] | Term loan facility $110.5 million [Member]
Debt Instrument [Line Items]
Principal amount				$ 110,500,000																		$ 110,500,000
Term of debt				18 years
Loans Payable [Member] | Term loan facility $110.5 million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate																				1.90%	1.90%
Loans Payable [Member] | Term loan facility $110.5 million CS [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net																		54,900,000		$ 54,900,000
Loans Payable [Member] | Term loan facility $321.6 million [Member]
Debt Instrument [Line Items]
Principal amount																				321,600,000
Debt Instrument, Increase (Decrease), Net																		32,000,000		252,700,000
Term of debt			15 years
Loans Payable [Member] | Term loan facility $110.5 million CS 2 [Member]
Debt Instrument [Line Items]
Principal amount																				$ 110,500,000
Debt Instrument, Increase (Decrease), Net																		54,900,000
Term of debt		18 years
Debt Instrument, Unused Borrowing Capacity, Amount												$ 55,300,000						$ 55,300,000
Loans Payable [Member] | Term loan facility $110.5 million CS 2 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate																				1.90%	1.90%
VLCC Vessels [Member] | Term loan facility $110.5 million ING [Member]
Debt Instrument [Line Items]
Number of newbuild vessels financed by term loan facility | vessel																				1	1
Number of vessels pledged as security on long-term debt instrument | tanker																				1	1
VLCC Vessels [Member] | Term loan facility $109.2 million [Member]
Debt Instrument [Line Items]
Number of newbuild vessels financed by term loan facility | vessel																1
VLCC Vessels [Member] | Term loan facility $110.5 million CS [Member]
Debt Instrument [Line Items]
Number of newbuild vessels financed by term loan facility | vessel																		1	1	1	1
VLCC Vessels [Member] | Term loan facility $110.5 million CS 2 [Member]
Debt Instrument [Line Items]
Number of newbuild vessels financed by term loan facility | vessel																				1	1
Number of vessels pledged as security on long-term debt instrument | tanker																		1	1
Suazmax Tankers [Member] | Loans Payable [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Number of part-financed vessels - delivered | vessel																						2
Suezmax Vessels [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Number of newbuild vessels financed by term loan facility | vessel																		2	2
LR2 tanker [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Number of newbuild vessels financed by term loan facility | vessel																3
LR2 tanker [Member] | Term loan facility $321.6 million [Member]
Debt Instrument [Line Items]
Number of newbuild vessels financed by term loan facility | tanker																		1	1
Number of vessels pledged as security on long-term debt instrument | tanker																				3	3
LR2 tanker [Member] | Loans Payable [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Number of part-financed vessels - delivered | vessel																						1
Suezmax [Member] | Term loan facility $321.6 million [Member]
Debt Instrument [Line Items]
Number of vessels pledged as security on long-term debt instrument | tanker																4
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility $110.5 million ING [Member]
Debt Instrument [Line Items]
Principal amount																				$ 110,500,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $466.5 Million [Member]
Debt Instrument [Line Items]
Principal amount																				466,500,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $60.6 Million [Member]
Debt Instrument [Line Items]
Principal amount																				60,600,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $500.1 Million [Member]
Debt Instrument [Line Items]
Principal amount																				500,100,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility $109.2 million [Member]
Debt Instrument [Line Items]
Principal amount																				109,200,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Principal amount																				328,400,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility $110.5 million CS [Member]
Debt Instrument [Line Items]
Principal amount																				110,500,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility $321.6 million [Member]
Debt Instrument [Line Items]
Principal amount																				$ 321,600,000
Golden Ocean [Member]
Debt Instrument [Line Items]
Marketable Securities, Number of Securities Disposed | shares												1,300,000	1,260,358	1,300,000	1,260,358			1,300,000	1,300,000	1,260,358	1,260,358
Proceeds from Sale and Maturity of Marketable Securities												$ 7,700,000	$ 11,800,000	$ 11,200,000	$ 10,400,000			$ 7,700,000	kr 66.4	$ 10,100,000	kr 84.8
Number of Marketable Securities | shares																		1,270,657	1,270,657
Avance Gas [Member]
Debt Instrument [Line Items]
Percentage of total repurchase price posted as collateral | Rate																		20.00%	20.00%
Number of Marketable Securities | shares																		442,384	442,384	442,384	442,384
Subsequent Event
Debt Instrument [Line Items]
Marketable Securities, Number of Securities Disposed | shares											1,300,000
Proceeds from Sale and Maturity of Marketable Securities											$ 6,600,000
Secured Debt, Repurchase Agreements																								$ 6,700,000
Subsequent Event | Senior unsecured facility $275.0 million [Member]
Debt Instrument [Line Items]
Loan repayments	$ 15,000,000
Subsequent Event | Loans Payable [Member] | Senior unsecured facility $275.0 million [Member]
Debt Instrument [Line Items]
Principal amount	275,000,000.0
Debt Instrument, Unused Borrowing Capacity, Amount	$ 104,000,000.0
Subsequent Event | VLCC Vessels [Member] | Term loan facility $110.5 million ING [Member]
Debt Instrument [Line Items]
Number of vessels pledged as security on long-term debt instrument | tanker																	1
Subsequent Event | VLCC Vessels [Member] | Term loan facility $110.5 million CS 2 [Member]
Debt Instrument [Line Items]
Number of vessels pledged as security on long-term debt instrument | tanker																	1